Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Nov. 12, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt	$ 183		$ 5,368
Paycheck Protection Program Loan due October 2026 | Notes Payable to Banks
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt	$ 183	$ 183	$ 0
Interest rate	1.00%	1.00%